Segment Reporting Segment Reporting	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting

Segment Reporting:
As described in Note 2, Business Combinations, we completed the acquisition of Encompass on December 31, 2014. As a result of this transaction, in the first quarter of 2015, management changed the way it manages and operates the consolidated reporting entity and modified the reports used by our chief operating decision maker to assess performance and allocate resources. These changes required us to revise our segment reporting from our historic presentation of only one reportable segment.
Our internal financial reporting and management structure is focused on the major types of services provided by HealthSouth. Beginning in the first quarter of 2015, we manage our operations using two operating segments which are also our reportable segments: (1) inpatient rehabilitation and (2) home health and hospice. The 2014 information has been adjusted to conform to the current period presentation. Specifically, HealthSouth’s legacy 25 hospital-based home health agencies have been reclassified from our inpatient rehabilitation segment to our home health and hospice segment for all periods presented.
These reportable operating segments are consistent with information used by our chief executive officer, who is our chief operating decision maker, to assess performance and allocate resources. The following is a brief description of our reportable segments:

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Inpatient Rehabilitation - Our national network of inpatient rehabilitation hospitals stretches across 30 states and Puerto Rico, with a concentration of hospitals in the eastern half of the United States and Texas. As of December 31, 2016, we operate 123 inpatient rehabilitation hospitals, including one hospital that operates as a joint venture which we account for using the equity method of accounting. In addition, we manage five inpatient rehabilitation units through management contracts. We provide specialized rehabilitative treatment on both an inpatient and outpatient basis. Our inpatient rehabilitation hospitals provide a higher level of rehabilitative care to patients who are recovering from conditions such as stroke and other neurological disorders, cardiac and pulmonary conditions, brain and spinal cord injuries, complex orthopedic conditions, and amputations.

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Home Health and Hospice - As of December 31, 2016, we provide home health and hospice services in 223 locations across 25 states with concentrations in the Southeast, Oklahoma, and Texas. In addition, two of these agencies operate as joint ventures which we account for using the equity method of accounting. Our home health services include a comprehensive range of Medicare-certified home nursing services to adult patients in need of care. These services include, among others, skilled nursing, physical, occupational, and speech therapy, medical social work, and home health aide services. Our hospice services include in-home services to terminally ill patients and their families to address patients’ physical needs, including pain control and symptom management, and to provide emotional and spiritual support.

The accounting policies of our reportable segments are the same as those described in Note 1, Summary of Significant Accounting Policies. All revenues for our services are generated through external customers. See Note 1, Summary of Significant Accounting Policies, “Net Operating Revenues,” for the payor composition of our revenues. No corporate overhead is allocated to either of our reportable segments. Our chief operating decision maker evaluates the performance of our segments and allocates resources to them based on adjusted earnings before interest, taxes, depreciation, and amortization (“Segment Adjusted EBITDA”).
Selected financial information for our reportable segments is as follows (in millions):

	Inpatient Rehabilitation			Home Health and Hospice
	For the Year Ended December 31,			For the Year Ended December 31,
	2016	2015	2014	2016	2015	2014
Net operating revenues	$3,021.1	$2,653.1	$2,377.3	$686.1	$509.8	$28.6
Less: Provision for doubtful accounts	(57.0)	(44.7)	(31.2)	(4.2)	(2.5)	(0.4)
Net operating revenues less provision for doubtful accounts	2,964.1	2,608.4	2,346.1	681.9	507.3	28.2
Operating expenses:
Inpatient rehabilitation:
Salaries and benefits	1,493.4	1,310.6	1,141.0	—	—	—
Other operating expenses	431.5	387.7	342.5	—	—	—
Supplies	128.8	120.9	111.5	—	—	—
Occupancy costs	61.2	46.2	41.2	—	—	—
Home health and hospice:
Cost of services sold (excluding depreciation and amortization)	—	—	—	336.5	244.8	17.0
Support and overhead costs	—	—	—	237.2	172.7	6.9
	2,114.9	1,865.4	1,636.2	573.7	417.5	23.9
Other income	(2.9)	(2.3)	(4.0)	—	—	—
Equity in net income of nonconsolidated affiliates	(9.1)	(8.6)	(10.7)	(0.7)	(0.1)	—
Noncontrolling interests	64.0	62.9	59.3	6.5	6.8	0.4
Segment Adjusted EBITDA	$797.2	$691.0	$665.3	$102.4	$83.1	$3.9

Capital expenditures	$97.7	$151.7	$187.9	$6.5	$5.8	$—

	Inpatient Rehabilitation	Home Health and Hospice	HealthSouth Consolidated
As of December 31, 2016
Total assets	$3,629.6	$1,123.7	$4,681.9
Investments in and advances to nonconsolidated affiliates	10.6	2.4	13.0
As of December 31, 2015
Total assets	$3,589.0	$1,088.4	$4,606.1
Investments in and advances to nonconsolidated affiliates	9.3	2.4	11.7

Segment reconciliations (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Total segment Adjusted EBITDA	$899.6	$774.1	$669.2
General and administrative expenses	(133.4)	(133.3)	(124.8)
Depreciation and amortization	(172.6)	(139.7)	(107.7)
Loss on disposal or impairment of assets	(0.7)	(2.6)	(6.7)
Government, class action, and related settlements	—	(7.5)	1.7
Professional fees - accounting, tax, and legal	(1.9)	(3.0)	(9.3)
Loss on early extinguishment of debt	(7.4)	(22.4)	(13.2)
Interest expense and amortization of debt discounts and fees	(172.1)	(142.9)	(109.2)
Gain on consolidation of former equity method hospital	—	—	27.2
Net income attributable to noncontrolling interests	70.5	69.7	59.7
Gain related to SCA equity interest	—	3.2	—
Income from continuing operations before income tax expense	$482.0	$395.6	$386.9

	As of December 31, 2016	As of December 31, 2015
Total assets for reportable segments	$4,753.3	$4,677.4
Reclassification of noncurrent deferred income tax liabilities to net noncurrent deferred income tax assets	(71.4)	(71.3)
Total consolidated assets	$4,681.9	$4,606.1

Additional detail regarding the revenues of our operating segments by service line follows (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Inpatient rehabilitation:
Inpatient	$2,905.5	$2,547.2	$2,272.5
Outpatient and other	115.6	105.9	104.8
Total inpatient rehabilitation	3,021.1	2,653.1	2,377.3
Home health and hospice:
Home health	635.2	478.1	28.6
Hospice	50.9	31.7	—
Total home health and hospice	686.1	509.8	28.6
Total net operating revenues	$3,707.2	$3,162.9	$2,405.9